Business acquisitions and dispositions - Summary of Fair Value of Consideration From Acquisition of Stratejm (Details) - Stratejm - CAD ($) $ in Millions	Dec. 31, 2025	Jul. 02, 2024
Disclosure of analysis of single amount of discontinued operations [line items]
Cash transferred		$ 78
Contingent consideration	$ 17	11
Total cost to be allocated		89
Trade and other receivables		6
Prepaid expenses		2
Finite-life intangible assets		21
Post-employment benefit assets		1
Trade payables and other liabilities		(3)
Contract liabilities		(7)
Deferred tax liabilities		(6)
Identifiable assets acquired (liabilities assumed), excluding cash and cash equivalents and goodwill		14
Cash and cash equivalents		5
Fair value of net assets acquired		19
Goodwill		$ 70